Provisions - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions and contingencies [line items]
Description of contingencies	Cemig and Cemig D are defendants in several public civil claims (class actions) requesting nullity of the clause in the Electricity Supply Contracts for public illumination signed between the Company and the various municipalities of its concession area, and restitution by the Company of the difference representing the amounts charged in the last 20 years, in the event that the courts recognize that these amounts were unduly charged.
Estimated legal and other disputes based on non-compliance of contracts	R$ 90	R$ 80
Employees [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	304	311
Indemnity Liabilities	178
Indemnity liabilities court permitted payment into court	122
Indemnity liabilities court permitted payment into court updated represents amount	275	267
Social Security Contributions [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	1,420	1,334
Non homologation of offsetting of tax credit [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	R$ 146	275
Corporate tax return restitution and offsetting [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount		576
Parati [member]
Disclosure of provisions and contingencies [line items]
Equity interest	100.00%
Luce brasil equity investment fund [member]
Disclosure of provisions and contingencies [line items]
Equity interest	75.00%
Light SA [member]
Disclosure of provisions and contingencies [line items]
Voting shares percentage	13.03%
Income tax withheld at sourced on capital gain in stockholding transaction [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	R$ 221	212
Social contribution tax on net income [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	350	322
Aneel Normative Resolution 456/2000 [member]
Disclosure of provisions and contingencies [line items]
Contingent provision	975	1,224
Accounting of electricity sale transactions in electricity trading chamber [member]
Disclosure of provisions and contingencies [line items]
Expense on purchase of energy	317	288
System service charges resolution of national energy policy council [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	225	202
Tariff increases [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	303	275
Higher Appeal Court And Federal Supreme Court [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	148	127
Contingent provision	0
Early settlement of earnings compensation account [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	412	398
Luz Para Todos [member]
Disclosure of provisions and contingencies [line items]
Losses on breach of contract	291	261
Provision on losses	0
Labor claims [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	1,725	1,854
Contingent provision	457	474
Customers claims [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	66	56
Contingent provision	19	19
Other civil actions [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	277	218
Contingent provision	29	43
Contingent provision	36	32
Tax [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	160	159
Contingent provision	46	44
IPTU Urban Land Tax to real estate properties [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	142	122
Contingent provision	5	13
Environment [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	15	68
Amount recognized for settlement of disputes	1
Regulatory [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	260	222
Contingent provision	37	40
Other [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	189	196
Contingent provision	11	14
Minas Gerias Brazil [member]
Disclosure of provisions and contingencies [line items]
Estimated contingent amount	R$ 87	R$ 79
Percentage of annual gross operating revenue to be invested	0.50%
Description of municipalities involved	Emborcação, Pissarrão, Funil, Volta Grande, Poquim, Paraúna, Miranda, Nova Ponte, Rio de Pedras and Peti plants in environmental protection and preservation of the water tables of the counties where these power plants are located,